SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTS
Summary of results of segments

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue
United States	$4,805	$5,084	$5,340
Japan	2,923	3,042	2,929
Principal Markets	7,085	7,187	7,587
Strategic Markets	3,844	4,040	4,424
Total revenue	$18,657	$19,352	$20,279
Segment adjusted EBITDA
United States	$842	$940	$974
Japan	501	534	468
Principal Markets	341	375	609
Strategic Markets	540	488	660
Total segment adjusted EBITDA	$2,223	$2,337	$2,710

Summary of reconciliation of consolidated totals to segment information

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Pretax income (loss)	$(1,903)	$(1,760)	$(573)
Workforce rebalancing charges	39	918	159
Transaction-related costs	627	21	—
Stock-based compensation expense	71	64	51
Impairment expense	469	—	—
Interest expense	64	63	76
Depreciation expense	1,300	1,445	1,469
Amortization expense	1,314	1,408	1,335
Corporate expense not allocated to the segments	154	153	144
Other adjustments *	88	27	50
Segment adjusted EBITDA	$2,223	$2,337	$2,710

* Other adjustments represent significant litigation costs and pension costs other than pension servicing costs and multi-employer plan costs.

Summary of geographic information

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue*
United States	$4,805	$5,081	$5,340
Japan	2,923	3,037	2,925
Other countries	10,930	11,235	12,015
Total revenue	$18,657	$19,352	$20,279
*	Revenues are attributed to countries based on the location of the client and exclude certain allocations.

	At December 31,
(Dollars in millions)	2021	2020
Property and equipment, net
United States *	$890	$922
Canada	260	430
Other countries	1,773	2,638
Total property and equipment, net	$2,923	$3,991

Operating right-of-use assets, net
United States *	$205	$66
Japan	139	77
Belgium	176	197
Italy	86	114
Other countries	755	677
Total operating right-of-use assets, net	$1,361	$1,131

*       Includes corporate and other.